STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

14.	STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value of $0.001 per share.

Series A Preferred Stock

As of March 31, 2022 and December 31, 2021, the Company had no shares of Series A Stock issued and outstanding.

Series B Preferred Stock

On February 17, 2021, the Company entered into debt exchange agreements with holders of three of the Company’s convertible promissory notes in the aggregate amount of $1,700,905 of outstanding principal and accrued and unpaid interest. Pursuant to the terms of the debt exchange agreements, the holders exchanged the outstanding notes, and all amounts owed by the Company thereunder, for an aggregate of 2,564,175 shares of the Company’s Series B Stock. At the time of the exchange, all amounts due under the notes were deemed to be paid in full and the notes were cancelled.

On February 17, 2021, the Company entered into subscription agreements with two accredited investors, pursuant to which the Company sold the investors an aggregate of 300,000 shares of Series B Stock for aggregate gross proceeds of $300,000.

On March 31, 2021, the Company entered into subscription agreements with two accredited investors, pursuant to which the Company sold the investors an aggregate of 650,000 shares of Series B Stock for aggregate gross proceeds of $650,000.

On May 20, 2021, the Company entered into exchange agreements with all of the holders of Series B Stock (the “Series B Holders”), pursuant to which the Series B Holders agreed to exchange all of the issued and outstanding shares of Series B Stock for shares of the Company’s newly designated Series C Stock, on a one for one basis. As a result of the exchange, all 9,215,059 issued and outstanding shares of Series B Stock was exchanged for 9,215,059 shares of Series C Stock, and all of the exchanged shares of Series B Stock were cancelled.

As of March 31, 2022 and December 31, 2021, the Company had no shares of Series B Stock issued and outstanding, respectively.

Series C Preferred Stock

On May 20, 2021, the Company filed with the Secretary of State of the State of Florida a Certificate of Designation of Preferences, Rights and Limitations of Series C Stock designating 10,000,000 shares as Series C Preferred Stock (the “Series C Stock”). The Series C Stock ranks senior and prior to all other classes or series of the Company’s preferred stock and common stock.

The holder may, at any time after the 6-month anniversary of the issuance of the shares of Series C Preferred Stock, convert such shares into common stock at a conversion rate of $1.92 per share. In addition, the Company may, at any time after the issuance of the shares, convert any or all of the outstanding shares of Series C Preferred Stock at a conversion rate of $1.92 per share.

Each share of Series C Stock entitles the holder to 1.5625 votes for each share of Series C Stock. The consent of the holders of at least two-thirds of the shares of Series C Stock is required for the amendment to any of the terms of the Series C Stock, to create any additional class of stock unless the stock ranks junior to the Series C Stock, to make any distribution or dividend on any securities ranking junior to the Series C Stock, to merge or sell all or substantially all of the assets of the Company or acquire another business or effectuate any liquidation of the Company.

Cumulative dividends accrue on each share of Series C Stock at the rate of 8% per annum of the stated value of $1.00 per share and are payable in arrears quarterly commencing 90 days from issuance. The dividend shall be payable in shares of common stock (a “PIK Dividend”) and are be due and payable on the date on which such PIK Dividend was declared.

Upon a liquidation, dissolution or winding up of the Company, the holders of the Series C Stock are entitled to $1.00 per share plus all accrued and unpaid dividends. No distribution may be made to holders of shares of capital stock ranking junior to the Series C Stock upon a liquidation until Series C stockholders receive their liquidation preference. The holders of 66 2/3% of the then outstanding shares of Series C Stock, may elect to deem a merger, reorganization or consolidation of the Company into or with another corporation, not affiliated with said majority, or other similar transaction or series of related transactions in which more than 50% of the voting power of the Company is disposed of in exchange for property, rights or securities distributed to holders thereof by the acquiring person, firm or other entity, or the sale of all or substantially all of the assets of the Company.

On May 20, 2021, the Company entered into exchange agreements with all of the holders of Series B Stock (the “Series B Holders”), pursuant to which the Series B Holders agreed to exchange all of the issued and outstanding shares of Series B Stock for shares of Series C Stock, on a one for one basis. As a result of the exchange, all 9,215,059 issued and outstanding shares of Series B Stock was exchanged for 9,215,059 shares of the Company’s Series C Stock, and all of the exchanged shares of Series B Stock were cancelled.

On June 11, 2021, the Company entered into subscription agreements with an accredited investor, pursuant to which the Company sold the investor an aggregate of 100,000 shares of Series C Stock for aggregate gross proceeds of $100,000.

On September 10, 2021, the Company entered into a debt exchange agreement with a holder of a 10% convertible note pursuant to which 85,250 shares of the Company’s Series C Stock was issued for $85,250 of outstanding principal and accrued and unpaid interest.

On January 24, 2022, the Company issued 20,573 shares of common stock to a stockholder upon the conversion of 39,500 shares of Series C preferred stock.

As of March 31, 2022 and December 31, 2021, the Company had 9,360,759 and 9,400,259 shares of Series C Stock issued and outstanding, respectively.

For the three months ended March 31, 2022, the Company declared cumulative dividends totaling $176,844 for amounts accrued on its Series C Stock.

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock, par value of $0.001 per share and had 18,725,967 and 12,698,192 shares of common stock issued and outstanding as of March 31, 2022 and December 31, 2021, respectively.

Reverse Stock Split

On April 7, 2021, the board of directors of the Company approved, and on April 8, 2021, the Company’s shareholders approved, an increase to the range of the ratio for a reverse stock split to a ratio of no less than 1-for-2 and no more than 1-for-50. On May 6, 2021, the board fixed the ratio for a reverse stock split at 1-for-32 and, on May 7, 2021, the Company filed a certificate of amendment to its articles of incorporation with the Secretary of State of the State of Florida to effect the reverse stock split which became effective as of May 13, 2021. The Company’s common stock began being quoted on the OTCQB on a post-reverse split basis beginning on May 19, 2021.

Common Stock Issued in Exchange for Consulting, Professional and Other Services

During the three months ended March 31, 2022, the Company issued 74,584 shares of common stock with a fair market value of $76,822 to contractors for services rendered.

During the three months ended March 31, 2021, the Company issued 16,782 shares of common stock with a fair market value of $80,130 to contractors for services rendered.

Common Stock Issued in Connection with the Conversion of Convertible Note Principal and Accrued Interest

During the three months ended March 31 2022, the Company issued 5,757,365 shares of common stock upon the conversion of $4,125,000 in convertible note principal and accrued interest.

Common Stock Issued in Connection with the Issuance of Convertible Notes

During the three months ended March 31, 2021, the Company issued 13,282 shares of common stock valued at $29,750 in connection with the issuance of convertible notes.

Common Stock Issued in Connection with Series C Stock Dividends

During the three months ended March 31, 2022, the Company issued 175,253 shares of common stock valued at $459,068 for cumulative dividends declared as of December 31, 2021 on its Series C Stock.

Stock Purchase Warrants

Stock purchase warrants are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at March 31, 2022 and December 31, 2021. All warrants are exercisable for a period of three to five years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs.)

Balance January 1, 2021	229,628	$7.34	1.66
Warrants issued	4,273,733	4.18
Warrants exercised	(249,480)	–
Warrants forfeited	(6,711)	–
December 31, 2021	4,247,170	$4.40	1.75
Warrants issued	303,682	$4.20
Warrants exercised	–	–
Warrants forfeited	–	–
Balance March 31, 2022	4,550,852	$4.39	1.61

As of March 31, 2022, the outstanding stock purchase warrants had an aggregate intrinsic value of $7,395.

Stock Options

The following table represents all outstanding and exercisable stock options as of March 31, 2022.

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Yrs.)

2013	241,730	(26,063)	215,667	215,667	$7.68	1.47
2018	1,875	–	1,875	1,875	24.96	1.08
2021	208,500	–	208,500	208,500	$2.98	4.33
Total	452,105	(26,063)	426,042	426,042	$5.46	1.98

During the three months ended March 31, 2022, the Company recorded $48,142 in stock-based compensation costs related to stock options. No stock-based compensation costs related to stock options was recorded during the three months ended March 31, 2021.

As of March 31, 2022, there were $454,675 in total unrecognized stock-based compensation costs related to stock options. These costs are expected to be recognized over a weighted average period of 2.3 years.

As of March 31, 2022, the outstanding stock options had an aggregate intrinsic value of $0.